Current Maturities of Non-Current Liabilities (Details) ₪ in Millions, $ in Millions		Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)
Current Maturities of Non-Current Liabilities [Abstract]
Current maturities of debentures		₪ 1,265		₪ 2,047
Current maturities of debentures fully redeemed	[1]			321
Current maturities of convertible debentures				296
Current maturities of interest bearing non-current liabilities		50		379
Current maturities of non-current liabilities		₪ 1,315	$ 379	₪ 3,043

[1]	On December 31, 2016 there was the date of final redemption of debentures (series B and F) of the Company. The debentures were fully redeemed in January 2017, since the redemption date fell on a non-business day, therefore the actual payment accrued on the first business date afterward.